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                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

          INVESCO Balanced Fund - Investor Class, Class A, B, C, and K
         INVESCO Core Equity Fund - Investor Class, Class A, B, C, and K
        INVESCO Total Return Fund - Investor Class, Class A, B, C, and K

  Supplement dated September 30, 2003 to the Prospectus dated August 12, 2003, as supplemented August 12, 2003 and August 14, 2003

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Effective October 15, 2003, the following replaces in its entirety the information appearing under the heading "Portfolio Managers" on page 11 of the prospectus:

         "The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

         FUND                     PORTFOLIO MANAGER(S)
         Core Equity              Michael Heyman
                                  Mark Lattis

         Balanced                 Michael Heyman
                                  Mark Lattis
                                  Ken Bowling
                                  Richard King
                                  Steve Johnson

         Total Return             Michael Heyman
                                  Mark Lattis
                                  Ken Bowling
                                  Richard King
                                  Steve Johnson

         The below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("A I M Advisors").

         KEN BOWLING has been responsible for INVESCO Balanced Fund and INVESCO Total Return Fund since July 1, 2003. He has been with the INVESCO Fixed Income division since 1993. Ken earned a Bachelor of Science degree in Mechanical Engineering and a Masters in Engineering from the University of Louisville. Before joining INVESCO, he was a Lead Engineer with General Electric, and a Project Engineer with General Motors prior to that.

         MICHAEL HEYMAN has been responsible for INVESCO Core Equity Fund, INVESCO Balanced Fund, and INVESCO Total Return Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.

         STEVE JOHNSON has been responsible for INVESCO Balanced Fund and INVESCO Total Return Fund since July 1, 2003. He joined INVESCO in May of 1991. As Chief Investment Officer of INVESCO Fixed Income, he is responsible for all phases of the


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         fixed income investment process. Steve began his investment career in
         1986 with American General Corporation in Houston, Texas as a fixed income trader.

         RICHARD KING has been responsible for INVESCO Balanced Fund and INVESCO Total Return Fund since July 1, 2003. He joined INVESCO's Fixed Income Investment Management Team in 2000, bringing 16 years of fixed income portfolio management experience. Prior to INVESCO, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

         MARK LATTIS has been responsible for INVESCO Core Equity Fund, INVESCO Balanced Fund, and INVESCO Total Return Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President."

The following information regarding additional exchange privileges replaces in its entirety the information reflected in the August 14, 2003 supplement to the prospectus:

         "EXCHANGE PRIVILEGES

         Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

                     SHAREHOLDERS INVESTED IN THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
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o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(1)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   Class K Shares of all INVESCO Funds

                    WILL BE OFFERED THE ABILITY TO EXCHANGE
                      INTO THE FOLLOWING CLASSES OF THE AIM
                                     FUNDS:
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o   Investor Class Shares of all AIM Funds

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


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(1)  Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.


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                     SHAREHOLDERS INVESTED IN THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
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o   Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares of all AIM Funds

                     WILL BE OFFERED THE ABILITY TO EXCHANGE
                        INTO THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
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o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds"

The following paragraph replaces in its entirety the third paragraph appearing under the heading "How to Buy Shares":

         "For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive

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(2)  The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.


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         a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose."

The following paragraph replaces in its entirety the fifth paragraph appearing under the heading "How to Buy Shares":

         "INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If an INVESCO fund determines that you have not provided a correct social security or other tax ID number on your account application, or the INVESCO fund is not able to verify your identity as required by law, the INVESCO fund may, at its discretion, redeem the account and distribute the proceeds to you."


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